Financial instruments - Fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 1,285,583	$ 930,166
Financial liabilities	3,044,800	2,370,617
Trade, other payables and accrued liabilities, excluding tax payable | Financial liabilities at amortised cost, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	500,056	406,260
Long-term debt, including current portion | Financial liabilities at amortised cost, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,363,372	1,768,853
Cash flow hedges | Derivative instruments | Financial liabilities at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	181,372	195,504
Derivative instruments | Financial assets measured at fair value | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,371	10
Cash and cash equivalents | Financial assets not measured at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	833,841	416,763
Trade and other receivables, excluding tax receivable | Financial assets not measured at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	406,392	473,980
Restricted cash included in other assets | Financial assets not measured at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 41,979	$ 39,413